Stock-Based Compensation - Additional Information (Detail) Share data in Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Two Thousand Seven Equity And Incentive Plan [Member]	Dec. 31, 2013 Equity Option [Member] USD ($)	Dec. 31, 2012 Equity Option [Member] USD ($)	Dec. 31, 2011 Equity Option [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Percentage In Annual Base Salary	50.00%	50.00%
Maximum number of shares reserved for grant of awards						16
Shares available for grant under the plan						3.5
Aggregate Intrinsic Value - Exercised		€ 23,000,000	[1]	$ 11,000,000	$ 18,000,000		$ 33,000	$ 53,000	$ 54,000
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	95.00%	95.00%
Allocated Share-based Compensation Expense	24,000,000			16,000,000	17,000,000
Allocated Share-based Compensation Expense, Net of Tax	14,000,000			10,000,000	11,000,000
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	57,000,000
Employee Service Share Based Compensation Incremental Tax Benefit To Be Realized From Exercise Of Stock Awards	$ 22,000,000

[1]	Stock options exercised during 2012 and 2011 had intrinsic values of $11 million and $18 million, respectively, and the cash received from the exercise of options was $3 million in 2013 and was insignificant in 2012 and 2011.